FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Details 2) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment Funds [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		201
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(201)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		30
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(30)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities Argentina [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		30
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(30)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Corporate Debt Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	91	109
Total gains or losses (realized/unrealized)	23	0
Purchases, issuances and settlements	43	(17)
Transfers in and/or out of Level 3	0	(1)
Fair value	157	91
Total gains (losses) related to assets and liabilities still held at the reporting date	2	0
Marketable Equity Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		2
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(2)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	91	443	874
Total gains or losses (realized/unrealized)	23	4	233
Purchases, issuances and settlements	43	(31)	(664)
Transfers in and/or out of Level 3	0	(325)	0
Fair value	157	91	443
Total gains (losses) related to assets and liabilities still held at the reporting date	(55)	0	60
Domestic Government Securities [Member] | Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		101
Total gains or losses (realized/unrealized)		4
Purchases, issuances and settlements		(14)
Transfers in and/or out of Level 3		(91)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Derivative Financial Instruments Assets and Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		132
Fair value	(932)	1,004	(215)
Total gains or losses (realized/unrealized)	245	113	2,928
Purchases, issuances and settlements	821	(1,977)	(1,709)
Transfers in and/or out of Level 3	0	(204)	0
Fair value	134	(932)	1,004
Total gains (losses) related to assets and liabilities still held at the reporting date	(57)	(624)	1,037
Options Held [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		5
Fair value	(809)	(133)
Total gains or losses (realized/unrealized)	58	407
Purchases, issuances and settlements	590	(1,088)
Transfers in and/or out of Level 3	0	0
Fair value	(162)	(809)
Total gains (losses) related to assets and liabilities still held at the reporting date	1	(702)
Swap [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		109
Fair value	(1)	928
Total gains or losses (realized/unrealized)	0	(390)
Purchases, issuances and settlements	0	(700)
Transfers in and/or out of Level 3	0	52
Fair value	(1)	(1)
Total gains (losses) related to assets and liabilities still held at the reporting date	0	91
Credit Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		18
Fair value	(91)	0
Total gains or losses (realized/unrealized)	92	116
Purchases, issuances and settlements	141	(176)
Transfers in and/or out of Level 3	0	(49)
Fair value	142	(91)
Total gains (losses) related to assets and liabilities still held at the reporting date	9	(13)
Future [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	0	207
Total gains or losses (realized/unrealized)	203	0
Purchases, issuances and settlements	(211)	0
Transfers in and/or out of Level 3	0	(207)
Fair value	(8)	0
Total gains (losses) related to assets and liabilities still held at the reporting date	(9)	0
Other Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	(31)	2
Total gains or losses (realized/unrealized)	(107)	(20)
Purchases, issuances and settlements	301	(13)
Transfers in and/or out of Level 3	0	0
Fair value	163	(31)
Total gains (losses) related to assets and liabilities still held at the reporting date	(58)	0
Investment Funds [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		785
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(785)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		1
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(1)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Foreign Government Debt Securities Argentina [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		1
Total gains or losses (realized/unrealized)		0
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(1)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		302
Fair value	1,737	5,897
Total gains or losses (realized/unrealized)	33	(14)
Purchases, issuances and settlements	(455)	(718)
Transfers in and/or out of Level 3	0	(3,730)
Fair value	1,315	1,737
Total gains (losses) related to assets and liabilities still held at the reporting date	7	(6)
Marketable Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value		13
Total gains or losses (realized/unrealized)		83
Purchases, issuances and settlements		0
Transfers in and/or out of Level 3		(96)
Fair value		0
Total gains (losses) related to assets and liabilities still held at the reporting date		0
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		302
Fair value	2,071	6,925	2,795
Total gains or losses (realized/unrealized)	20	6	162
Purchases, issuances and settlements	(455)	(536)	3,985
Transfers in and/or out of Level 3	0	(4,626)	(17)
Fair value	1,635	2,071	6,925
Total gains (losses) related to assets and liabilities still held at the reporting date	38	(24)	126
Domestic Government Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obtained in the acquisition of Unibanco		0
Fair value	334	229
Total gains or losses (realized/unrealized)	(14)	(63)
Purchases, issuances and settlements	0	182
Transfers in and/or out of Level 3	0	(14)
Fair value	320	334
Total gains (losses) related to assets and liabilities still held at the reporting date	31	(18)